SECURITIES AVAILABLE FOR SALE	12 Months Ended
Dec. 31, 2013
SECURITIES AVAILABLE FOR SALE
SECURITIES AVAILABLE FOR SALE

NOTE 3 — SECURITIES AVAILABLE FOR SALE

The carrying value and estimated fair value of securities available for sale are as follows (dollars in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
December 31, 2013

Corporate	$15,862	$218	$(1)	$16,079
US Agencies	15,227	—	(372)	14,855
US Agencies - MBS	7,078	281	—	7,359
Obligations of states and political subdivisions	5,893	202	—	6,095

Total securities available for sale	$44,060	$701	$(373)	$44,388

December 31, 2012

Corporate	$18,763	$237	$(23)	$18,977
US Agencies	10,267	137	—	10,404
US Agencies - MBS	7,962	412	—	8,374
Obligations of states and political subdivisions	5,407	637	—	6,044

Total securities available for sale	$42,399	$1,423	$(23)	$43,799

At December 31, 2013 and 2012, the mortgage backed securities portfolio was $7.359 million (16.58%) and $8.374 million (19.12%), respectively, of the securities portfolio. At December 31, 2013, the entire mortgage backed securities portfolio consisted of securities issued and guaranteed by either the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC), United States government-sponsored agencies.

Following is information pertaining to securities with gross unrealized losses at December 31, 2013 and 2012 aggregated by investment category and length of time these individual securities have been in a loss position (dollars in thousands):

	Less Than Twelve Months		Over Twelve Months
	Gross		Gross
	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value
December 31, 2013

Corporate	$(1)	$1,390	$—	$—
US Agencies	(372)	14,855	—	—
US Agencies - MBS	—	—	—	—
Obligations of states and political subdivisions	—	—	—	—

Total securities available for sale	$(373)	$16,245	$—	$—

December 31, 2012

US Agencies - MBS	$—	$—	—	—
Corporate	(23)	5,566	—	—
Obligations of states and political subdivisions	—	—	—	—

Total securities available for sale	$(23)	$5,566	$—	$—

There were six securities in an unrealized loss position in 2013 and three in 2012.  The gross unrealized losses in the current portfolio are considered temporary in nature and related to interest rate fluctuations.  The Corporation has both the ability and intent to hold the investment securities until their respective maturities and therefore does not anticipate the realization of the temporary losses.

Following is a summary of the proceeds from sales and calls of securities available for sale, as well as gross gains and losses for the years ended December 31 (dollars in thousands):

	2013	2012	2011

Proceeds from sales and calls	$10,156	$2,601	$76
Gross gains on sales	73	—	—
Gross (losses) on sales and calls	—	—	(1)

The carrying value and estimated fair value of securities available for sale at December 31, 2013, by contractual maturity, are shown below (dollars in thousands):

	Amortized	Estimated
	Cost	Fair Value

Due in one year or less	$3,140	$3,166
Due after one year through five years	21,433	21,535
Due after five years through ten years	9,893	9,771
Due after ten years	2,516	2,557
Subtotal	36,982	37,029
US Agencies - MBS	7,078	7,359

Total	$44,060	$44,388

Contractual maturities may differ from expected maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.  See Note 9 for information on securities pledged to secure borrowings from the Federal Home Loan Bank.